Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of exposure related to credit risk

	12/31/2020	12/31/2019
Cash and cash equivalents (note 5)	45,562	75,898
Financial assets (Note 6)	587,245	904,362
Trade accounts receivable (Note 7)	493,317	288,111
	1,126,124	1,268,371

Schedule of exposure related to liquidity risk

The table below shows the maturity of financial liabilities contracted in details:

Operation	Up to 1 year	Up to 2 years	3-5 years	> 5 years	Total
Suppliers	49,678	—	—	—	49,678
Loans and financing (Note 14)	69,775	—	116,762	109,437	295,974
Lease payable (Note 15)	29,382	—	54,295	47,673	131,350
Accounts payable for the acquisition of subsidiaries - Earn Outs (Note 17)	41,810	17,738	4,997	—	64,545
Accounts payable for the acquisition of subsidiaries – retained installments (Note 17)	14,740	16,133	10,579	—	41,452
Accounts payable for the acquisition of subsidiaries – Other (Note 17)	1,449	548	—	—	1,997
Other liabilities (Note 20)	270,100	3,755	4,392	—	278,247
	476,934	38,174	191,025	157,110	863,243

Schedule of comparison by class of book and fair value of the Group's financial instruments

	Book value	Fair value	Book value	Fair value
	12/31/2020	12/31/2020	12/31/2019	12/31/2019
Financial assets
Cash and cash equivalents (note 5)	45,562	45,562	75,898	75,898
Financial assets (Note 6)	587,245	587,245	904,362	904,362
Trade accounts receivable (Note 7)	493,317	493,317	288,111	288,111
Other assets (Note 10)	74,615	74,615	48,847	48,847
Total	1,200,739	1,200,739	1,317,218	1,317,218

Financial liabilities
Suppliers	49,678	49,678	24,007	24,007
Loans and financing (Note 14)	295,974	295,974	209,773	209,773
Lease payable (Note 15)	106,179	106,179	126,082	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	100,786	83,069	83,069
Other liabilities (Note 20)	278,247	278,247	94,854	94,854
Total	830,864	830,864	537,785	537,785

Schedule of financial instruments per category - financial assets and financial liabilities

	12/31/2020		12/31/2019
	Fair value		Fair value
	through profit	Amortized	through profit	Amortized
	or loss	cost	or loss	cost
Financial assets
Cash and cash equivalents (note 5)	10,397	35,165	7,924	67,974
Financial assets (Note 6)	587,245	—	904,362	—
Trade accounts receivable (Note 7)	—	493,317	—	288,111
Other receivables (Note 10)	—	74,615	—	48,847
	597,642	603,097	912,286	404,932
Financial liabilities
Suppliers	—	49,678	—	24,007
Loans and financing (Note 14)	—	295,974	—	210,182
Lease payable (Note 15)	—	106,179	—	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	—	83,069	—
Other liabilities (Note 20)	—	278,247	—	94,445
	100,786	730,078	83,069	454,716

Schedule of fair value hierarchy

		Prices quoted in	Significant	Significant non-
		active markets	observable data	observable data
	Total	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value
Financial assets at fair value
Financial assets (Note 6)	587,245	—	587,245	—

Liabilities measured at fair value
Financial liabilities at fair value
Loans and financing (Note 14)	295,974	—	295,974	—
Lease payable (Note 15)	106,179	—	106,179	—
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	—	40,866	59,920

Schedule of sensitivity of the indexer of interest earning bank deposits

Operation			Scenario I
	Balance at 12/31/2020	Risk	(probable)	Scenario II	Scenario III
Financial assets	587,245	CDI decr.	1.90%	1.43%	0.95%
Financial revenue			11,158	8,398	5,579

Schedule of sensitivity of debt indexes

	Balance at		Scenario I
Operation	12/31/2020	Risk	(probable)	Scenario II	Scenario III
Financings – BNDES	295,974	TJLP incr.	13,467	16,841	20,215
Rate subject to change			4.55%	5.69%	6.83%

Acquisition of companies	10,162	IGPM incr.	2,351	2,940	3,527
Rate subject to change			23.14%	28.93%	34.71%

Acquisition of companies	944	CDI incr.	18	22	27
Rate subject to change			1.90%	2.38%	2.85%

Acquisition of companies	21,441	IPCA incr.	969	1,211	1,454
Rate subject to change			4.52%	5.65%	6.78%

Acquisition of companies	10,325	R$decr.	537	671	805
Rate subject to change			5.20%	6.50%	7.80%